Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31588
Entity Registrant Name	Pineapple Holdings, Inc.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10900 Red Circle Drive
Entity Address, Address Line Two
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	996-1674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.05 per share
Trading Symbol	JCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Communications Systems, Inc.